CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)		$ 442.2	$ (109.1)
Items to be reclassified to profit or loss in subsequent periods:
Changes in fair value of investments	[1]	(13.6)	50.8
Accumulated other comprehensive income (loss) related to investments sold	[2]	(3.1)	(8.5)
Changes in fair value of derivative financial instruments designated as cash flow hedges	[3]	11.9	29.2
Accumulated other comprehensive income (loss) related to derivatives settled	[4]	(13.2)	(1.1)
Total other comprehensive income (loss), net of tax		(18.0)	70.4
Total comprehensive income (loss)		424.2	(38.7)
Attributable to non-controlling interest		(3.2)	(5.1)
Attributable to common shareholders		$ 427.4	$ (33.6)

[1]	Net of tax of $0.3 million (2016 - $ nil).
[2]	Net of tax of $ nil (2016 - $ nil).
[3]	Net of tax of $4.8 million (2016 - $10.6 million).
[4]	Net of tax of $(5.9) million (2016 - $(1.1) million).